Investments (Details) - CAD ($) $ in Thousands	1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Fair value adjustment on investment			$ (2,560)	$ (1,743)
Coelacanth Energy Inc [Member]
Statement [Line Items]
Balance at January 1			80,431	73,261
Acquisition of securities				9,373
Fair value adjustment				(2,203)
Balance at December 31	$ 43,885	$ 80,431	43,885	80,431
Beginning balance			78,862
Disposition of securities			(41,782)
Gain on disposition	11,700		11,698
Fair value adjustment on investment			(2,947)
Vermilion's share of net loss		(1,569)	(1,946)	(1,569)
Ending balance	$ 76,916	$ 78,862	$ 76,916	$ 78,862